FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in profit or loss and other comprehensive income
Dividend received and recognised in other losses - net	¥ 7,735	¥ 7,047	¥ 6,473
- Related to investments held at the end of the reporting period	¥ 7,735	¥ 7,047